Investment in LLCs (Details Textual) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended
	Sep. 30, 2012 Entity	Sep. 30, 2011	Sep. 30, 2010	Mar. 31, 2012 Central Platte Holdings [Member]	Sep. 30, 2010 Central Platte Holdings [Member]	Sep. 30, 2012 Central Platte Holdings [Member]	Sep. 30, 2010 NBH, LLC [Member]	Sep. 30, 2012 NBH, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Company's investment						50.00%		50.00%
Impairment charge	$ 200,000	$ 0	$ 3,126,000	$ 200,000	$ 2,000,000		$ 1,100,000
Impairment charge net of tax					1,200,000		693,000
Total carrying value of investment in LLCs	17,222,000	17,674,000				15,858,000		1,400,000
Weighting of final impairment analysis						0
Investment In LLCs (Textual) [Abstract]
Individual carrying value of investment in LLCs			$ 0
Number of limited liability entities in which entity having membership	2
Time to build out for development	18 years